Capital and Financial Risk Management - Additional Information (Detail) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of credit risk exposure [line items]
Dividend coverage	4.20	3.34
Net Investment Hedges [member]
Disclosure of credit risk exposure [line items]
Notional amount	€ 942	€ 927
Credit risk [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Bad debt provision as percentage of gross trade receivables	3.70%	4.10%	3.70%
Commodity price risk [Member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%
Liquidity risk [member]
Disclosure of credit risk exposure [line items]
Euro Medium-Term Notes Programme	€ 8,000
Liquidity risk [member] | Euro Commercial Paper Programme [member]
Disclosure of credit risk exposure [line items]
Commercial paper programme in place which is available for issue	€ 1,500
Liquidity risk [member] | US Dollar Commercial Paper Programme [member]
Disclosure of credit risk exposure [line items]
Commercial paper programme in place which is available for issue | $			$ 1.5
Interest rate risk [member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%
Foreign currency risk [Member]
Disclosure of credit risk exposure [line items]
Hedge ratio	100.00%